SHARE-BASED COMPENSATION - Additional information (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 14, 2018 shares	Jul. 15, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term			10 years
Options granted (in shares)			162,013,155
Granted (in dollars per share) | $ / shares			$ 0.00057
Vested shares			0	0
Weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 0.04	$ 0.00
Exercisable options (in shares)			0	0
Unrecognized compensation costs | $			$ 6.6
Investment Agreement | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares under grant			213,129,982		40,617,099	15,534,789
Maximum percentage of shares to be granted			15.00%
Expiration term			10 years
Options granted (in shares)				0
Investment Agreement | Enterprise Management Incentive Options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	128,988,285	128,988,285
Number of grantees	30	30
Granted (in dollars per share) | $ / shares	$ 0.000013	$ 0.000013
Investment Agreement | UnApproved Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
EMI options			2,950,188
Investment Agreement | UnApproved Options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	5,310,338	5,310,338
Number of grantees	3	3
Granted (in dollars per share) | $ / shares	$ 0.000013	$ 0.000013
Investment Agreement | UnApproved Options | Two service providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	21,814,157	21,814,157
Number of grantees	2	2
Granted (in dollars per share) | $ / shares	$ 0.000013	$ 0.000013
Investment Agreement | UnApproved Options | One service provider
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	5,900,375	5,900,375
Number of grantees	1	1
Granted (in dollars per share) | $ / shares	$ 0.015	$ 0.015